Basis of Presentation and Summary of Significant Accounting Policies - Net Income (Loss) Per Share of Common Stock (Details) - USD ($)	3 Months Ended		8 Months Ended	9 Months Ended	11 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021
Class A Common stock
Numerator:
Allocation of net income (loss)	$ 995,636	$ 332,524	$ 223,297	$ 844,868	$ 25,974
Denominator:
Weighted average common shares outstanding, basic	15,000,000	9,130,435	3,428,571	15,000,000	4,690,909
Weighted average common shares outstanding, diluted	15,000,000	9,130,435		15,000,000	4,690,909
Basic net income (loss) per common share	$ 0.07	$ 0.04	$ 0.07	$ 0.06	$ 0.01
Diluted net income (loss) per common share	$ 0.07	$ 0.04	$ 0.07	$ 0.06	$ 0.01
Class B Common Stock
Numerator:
Allocation of net income (loss)	$ 248,909	$ 136,573	$ 244,231	$ 211,217	$ 20,764
Denominator:
Weighted average common shares outstanding, basic	3,750,000	3,750,000	3,750,000	3,750,000	3,750,000
Weighted average common shares outstanding, diluted	3,750,000	3,750,000	3,750,000	3,750,000	3,750,000
Basic net income (loss) per common share	$ 0.07	$ 0.04	$ 0.07	$ 0.06	$ 0.01
Diluted net income (loss) per common share	$ 0.07	$ 0.04	$ 0.07	$ 0.06	$ 0.01